Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000161034_0_LG_BBIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000161034_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 10,000
C000161034_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,983
C000161034_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 12,745
C000161034_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 14,815
C000161034_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 15,998
C000161034_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 17,911
C000161034_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 24,439
C000161034_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 23,305
C000161034_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 26,339
C000161034_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 32,172	$ 32,172	$ 32,172	$ 32,172	$ 32,172	$ 32,172
C000161034_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.15%
C000161034_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.00%
C000161034_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	14.17%
C000158877_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.07%
C000158877_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.23%
C000158877_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	12.87%
C000177148_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	21.48%
C000177148_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.35%
C000177148_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.72%
C000103377_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500® Index
C000103377_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000103377_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															11,121
C000103377_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														11,745
C000103377_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,629
C000103377_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												15,843
C000103377_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											17,108
C000103377_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										19,153
C000103377_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,134
C000103377_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								24,921
C000103377_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							28,165
C000103377_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,403	$ 34,403	34,403	$ 34,403	$ 34,403	$ 34,403
C000103377_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.15%
C000103377_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.00%
C000103377_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					13.15%
C000195574_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.15%
C000195574_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.00%
C000195574_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.46%
C000163539_0_LG_BBIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000163539_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,000
C000163539_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,549
C000163539_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,402
C000163539_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											15,579
C000163539_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										16,823
C000163539_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,834
C000163539_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								25,699
C000163539_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							24,506
C000163539_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 27,696	$ 27,696	27,696	$ 27,696	$ 27,696	27,696
C000163539_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.15%
C000163539_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.00%
C000163539_2_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.42%
C000163540_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.15%
C000163540_0_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.00%
C000163540_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.42%
C000161034_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® SAI U.S. Quality Index Fund
C000161034_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000161034_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,901
C000161034_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,503
C000161034_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												15,093
C000161034_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,556
C000161034_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										19,890
C000161034_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,383
C000161034_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								24,654
C000161034_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							28,344
C000161034_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,673	$ 35,673	35,673	35,673	$ 35,673	35,673
C000161034_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity SAI U.S. Quality Index Fund Linked Index℠
C000161034_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000161034_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,911
C000161034_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,543
C000161034_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												15,159
C000161034_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,640
C000161034_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										19,994
C000161034_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,537
C000161034_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								24,791
C000161034_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							28,554
C000161034_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	35,908	35,908	35,908	35,908	$ 35,908	35,908
C000161034_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity U.S. Quality Focus Index℠
C000161034_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000161034_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,901
C000161034_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,503
C000161034_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												15,093
C000161034_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											16,573
C000161034_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										19,914
C000161034_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									26,430
C000161034_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								24,691
C000161034_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							28,439
C000161034_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 35,763	$ 35,763	35,763	35,763	$ 35,763	35,763
C000161034_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.86%
C000161034_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.59%
C000161034_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	15.51%
C000161034_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.76%
C000161034_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.63%
C000161034_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.60%
C000161034_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.76%
C000161034_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		16.63%
C000161034_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent
C000158877_LG_ClassMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® SAI Small-Mid Cap 500 Index Fund
C000158877_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000158877_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,326
C000158877_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,608
C000158877_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,455
C000158877_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,162
C000158877_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,159
C000158877_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									20,812
C000158877_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,952
C000158877_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							20,529
C000158877_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,029	$ 23,029	23,029	23,029	$ 23,029	23,029
C000158877_LG_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell SMID 500™ Index
C000158877_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000158877_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,335
C000158877_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,622
C000158877_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,496
C000158877_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,206
C000158877_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,207
C000158877_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									20,895
C000158877_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								19,035
C000158877_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							20,592
C000158877_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	23,107	23,107	23,107	23,107	$ 23,107	23,107
C000158877_LG_2_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000158877_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															10,000
C000158877_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,538
C000158877_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,239
C000158877_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												14,245
C000158877_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											15,249
C000158877_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										16,916
C000158877_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									23,466
C000158877_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								21,741
C000158877_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							24,491
C000158877_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 29,653	$ 29,653	$ 29,653	29,653	$ 29,653	29,653
C000158877_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.18%
C000158877_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.21%
C000158877_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	9.74%
C000158877_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	12.21%
C000158877_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.22%
C000158877_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.78%
C000177148_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI U.S. Momentum Index Fund
C000177148_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,000
C000177148_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,980
C000177148_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,432
C000177148_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,363
C000177148_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									16,770
C000177148_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								22,301
C000177148_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,835
C000177148_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,024	$ 21,024	$ 21,024	21,024	21,024	21,024
C000177148_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Custom Momentum Composite Index
C000177148_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,000
C000177148_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,002
C000177148_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											13,464
C000177148_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,416
C000177148_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									16,851
C000177148_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								22,435
C000177148_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,974
C000177148_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	21,212	21,212	$ 21,212	21,212	21,212	21,212
C000177148_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
C000177148_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,000
C000177148_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,768
C000177148_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,450
C000177148_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,375
C000177148_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									15,041
C000177148_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								20,620
C000177148_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							19,123
C000177148_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,529	$ 21,529	$ 21,529	21,529	21,529	$ 21,529
C000177148_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.08%
C000177148_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.61%
C000177148_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	14.98%
C000177148_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	35.04%
C000177148_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.72%
C000177148_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	15.11%
C000103377_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Real Estate Index Fund
C000103377_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000103377_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value															11,129
C000103377_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														13,433
C000103377_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,680
C000103377_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,174
C000103377_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,602
C000103377_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,216
C000103377_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									17,069
C000103377_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,350
C000103377_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,764
C000103377_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,333	$ 16,333	16,333	16,333	16,333	$ 16,333
C000103377_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity Real Estate Linked Index℠
C000103377_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																10,000
C000103377_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															11,129
C000103377_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														13,457
C000103377_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,695
C000103377_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,185
C000103377_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											14,621
C000103377_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,238
C000103377_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									17,133
C000103377_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,409
C000103377_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,825
C000103377_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	16,415	16,415	16,415	16,415	16,415	$ 16,415
C000103377_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI US IMI Real Estate 25/25 Index
C000103377_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value																$ 10,000
C000103377_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value															$ 11,129
C000103377_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														13,433
C000103377_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													13,204
C000103377_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,810
C000103377_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											15,636
C000103377_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,843
C000103377_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									20,304
C000103377_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								19,446
C000103377_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							17,568
C000103377_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,453	$ 19,453	$ 19,453	19,453	$ 19,453	$ 19,453
C000103377_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.63%
C000103377_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.27%
C000103377_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.03%
C000103377_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.73%
C000103377_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.34%
C000103377_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent					5.08%
C000103377_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.73%
C000103377_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.46%
C000103377_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent
C000195574_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI U.S. Value Index Fund
C000195574_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,000
C000195574_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,367
C000195574_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,431
C000195574_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										9,375
C000195574_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,348
C000195574_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								14,044
C000195574_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,991
C000195574_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 17,716	$ 17,716	$ 17,716	17,716	$ 17,716	17,716
C000195574_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity U.S. Value Focus Index℠
C000195574_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,000
C000195574_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,382
C000195574_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											10,441
C000195574_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										9,377
C000195574_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,369
C000195574_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								14,083
C000195574_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							15,064
C000195574_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	17,800	17,800	$ 17,800	17,800	17,800	17,800
C000195574_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000195574_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													10,000
C000195574_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												10,621
C000195574_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,469
C000195574_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										12,841
C000195574_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									17,520
C000195574_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								16,708
C000195574_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							18,882
C000195574_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,064	$ 23,064	$ 23,064	$ 23,064	23,064	23,064
C000195574_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.17%
C000195574_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.17%
C000195574_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	9.02%
C000195574_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	18.16%
C000195574_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.26%
C000195574_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.10%
C000163539_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI Real Estate Index Fund
C000163539_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,000
C000163539_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,152
C000163539_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,471
C000163539_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,915
C000163539_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,200
C000163539_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,083
C000163539_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,485
C000163539_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,829
C000163539_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,395	$ 13,395	13,395	$ 13,395	13,395	13,395
C000163539_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity Real Estate Linked Index℠
C000163539_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,000
C000163539_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,170
C000163539_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,482
C000163539_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											11,924
C000163539_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										13,223
C000163539_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									11,068
C000163539_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								15,495
C000163539_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							14,841
C000163539_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,408	13,408	13,408	$ 13,408	13,408	13,408
C000163539_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI US IMI Real Estate 25/25 Index
C000163539_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,000
C000163539_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													12,152
C000163539_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												11,940
C000163539_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											12,488
C000163539_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										14,139
C000163539_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									13,422
C000163539_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								18,360
C000163539_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							17,496
C000163539_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,886	$ 15,886	15,886	$ 15,886	15,886	15,886
C000163539_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.30%
C000163539_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.28%
C000163539_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	4.70%
C000163539_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.73%
C000163539_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		2.34%
C000163539_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	4.76%
C000163539_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.73%
C000163539_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		4.46%
C000163539_1_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent
C000163540_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® SAI U.S. Large Cap Index Fund
C000163540_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value														10,000
C000163540_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value													11,550
C000163540_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value												13,401
C000163540_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value											15,574
C000163540_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value										16,816
C000163540_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value									18,807
C000163540_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value								25,659
C000163540_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value							24,459
C000163540_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 27,635	$ 27,635	27,635	$ 27,635	27,635	27,635
C000163540_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
C000163540_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value														$ 10,000
C000163540_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value													$ 11,549
C000163540_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value												$ 13,402
C000163540_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value											$ 15,579
C000163540_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value										$ 16,823
C000163540_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value									$ 18,834
C000163540_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value								$ 25,699
C000163540_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value							$ 24,506
C000163540_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 27,696	$ 27,696	$ 27,696	$ 27,696	$ 27,696	$ 27,696
C000163540_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.14%
C000163540_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.95%
C000163540_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	15.39%